Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2024
	RMB	RMB	RMB	USD
Current income tax expenses	(102,338)	(166,476)	(5,590,543)	(777,717)
Deferred income tax benefits/(provision)	3,901,192	2,666,910	(547,502)	(76,165)
Income tax credit/(expenses)	3,798,854	2,500,434	(6,138,045)	(853,882)

Schedule of effective income tax rate reconciliation

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate in China	(12.50)%	(20.00)%	(20.00)%
Tax rate difference outside China(1)	(12.80)%	(16.75)%	(12.73)%
Change in valuation allowance	(13.50)%	(5.00)%	(8.33)%
Additional R&D deduction in China	(2.10)%	0.00%	0.00%
Permanent difference	23.40%	17.68%	25.51%
Effective tax rate	7.50%	(0.93)%	9.45%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carryforwards	-	-	-
Allowance for credit losses	987,848	440,346	61,258
Less: valuation allowance	-	-	-
Deferred tax assets, net	987,848	440,346	61,258

Schedule of taxes payable

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
VAT taxes payable	385,643	538,657	74,935
Income taxes payable	105,370	5,331,808	741,724
Other taxes payable	31,830	21,729	3,023
Totals	522,843	5,892,194	819,682